As filed with the Securities and Exchange Commission on March 21, 2011

File Nos.

033-53414

811-07288

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  21                           (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  24                                          (X)

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

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If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment is being filed pursuant to Rule 485(b) under the Securities and Exchange Act of 1933, as amended, in order to correct an inadvertent ommission in Part C.  The prospectus and statement of additional information dated February 1, 2011, as filed with the Securities and Exchange Commission on Form Type 485BPOS on January 27, 2011 (Accession number 00001379491-11-000056) are hereby incorporated by reference (File Nos. 033-53414 and 811-07288).

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

File Nos. 033-53414 &

811-07288

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i) Amended and Restated Declaration of Trust dated May 21, 2007
Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 25, 2008

(ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Mortgage Portfolio, a Delaware statutory trust, dated October 21, 2008
Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 26, 2009

(b) By-Laws

(i) Amended and Restated By-Laws of Franklin Strategic Mortgage Portfolio dated May 21, 2007
Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 25, 2008

(c) Instruments Defining Rights of Security Holders

Not Applicable

(d) Investment Advisory Contracts

(i) Management Agreement between Registrant and Franklin Advisers, Inc. dated February 26, 1998
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: November 30, 1998

(e) Underwriting Contracts

(i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated January 1, 2011

(ii) Amendment dated January 12, 1999 of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: January 30, 2001

(iii) Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and securities dealers dated November 1, 2003

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
Filing: Post-Effective Amendment No. 5 to Registration on Form N-1A
File No. 33-53414
Filing Date: January 30, 1997

(ii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
Filing: Post-Effective Amendment No. 6 to Registration on Form N-1A
File No. 33-53414
Filing Date: January 28, 1998

(iii) Amendment dated February 27, 1998, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: November 30, 1998

(iv) Amendment dated January 14, 2011, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

(v) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: January 29, 2002

(vi) Amendment dated January 14, 2011 to Schedule 1 of the Foreign Custody Manager Agreement

(vii) Amendment dated December 4, 2010 to Schedule 2 of the Foreign Custody Manager Agreement

(viii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
Filing: Post-Effective Amendment No. 5 to Registration on Form N-1A
File No. 33-53414
Filing Date: January 30, 1997

(h) Other Material Contracts

(i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: January 30, 2001

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated November 20, 1998
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: November 30, 1998

(j) Other Opinions

(i) Consent of Independent Registered Public Accounting Firm

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i) Letter of Understanding dated January 25, 1993.
Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
File No. 33-53414
Filing Date: January 30, 2002

(m) Rule 12b-1 Plan

Not Applicable

(n) Rule 18f-3 Plan

Not Applicable

(p) Code of Ethics

(i) Code of Ethics dated May 2010

(q) Power of Attorney

(i) Power of Attorney dated July 15, 2010

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Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

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The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Funds
Franklin Mutual Recovery Fund
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

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b)   The information required by this item with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the 1940 Act are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investors Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA  95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 18th day of March, 2011.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Registrant)

By: /s/David P. Goss__

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management Dated: March 18, 2011

Laura F. Fergerson*

Laura F. Fergerson

Chief Executive Officer-Finance and Administration Dated: March 18, 2011

Gaston Gardey*

Gaston Gardey

Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: March 18, 2011

Harris J. Ashton* Harris J. Ashton	Trustee Dated: March 18, 2011

Sam Ginn* Sam Ginn	Trustee Dated: March 18, 2011

Edith E. Holiday*

Edith E. Holiday

Trustee Dated: March 18, 2011

Charles B. Johnson* Charles B. Johnson	Trustee Dated: March 18, 2011

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: March 18, 2011

J. Michael Luttig* J. Michael Luttig	Trustee Dated: March 18, 2011

Frank A. Olson* Frank A. Olson	Trustee Dated: March 18, 2011

Larry D. Thompson* Larry D. Thompson	Trustee Dated: March 18, 2011

John B. Wilson* John B. Wilson	Trustee Dated: March 18, 2011

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*By  /s/David P. Goss

David P. Goss, Attorney-in-Fact

     (pursuant to Power of Attorney filed herewith)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(a)(i)	Amended and Restated Declaration of Trust dated May 21, 2007	*

EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Mortgage Portfolio dated October 21, 2008	*

EX-99.(b)(i)	Amended and Restated By-Laws of Franklin Strategic Mortgage Portfolio dated May 21, 2007	*

EX-99.(d)(i)	Management Agreement between Registrant and Franklin Advisers, Inc. dated February 26, 1998	*

EX-99.(e)(i)	Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated January 1, 2011	Attached

EX-99.(e)(ii)	Amendment dated January 12, 1999 of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995	*

EX-99.(e)(iii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and securities dealers dated May 1, 2010	Attached

EX-99.(g)(i)	Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York	*

EX-99.(g)(iii)	Amendment dated February 27, 1998, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated January 14, 2011 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996	Attached

EX-99.(g)(v)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001	*

EX-99.(g)(vi)	Amendment dated January 14, 2011 to Schedule 1 of the Foreign Custody Manager Agreement	Attached

EX-99.(g)(vii)	Amendment dated December 4, 2010 to Schedule 2 of the Foreign Custody Manager Agreement	Attached

EX-99.(g)(viii)	Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996	*

EX-99.(h)(i)	Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC	*

EX-99.(i)(i)	Opinion and Consent of Counsel dated November 20, 1998	*

EX-99.(j)(i)	Consent of Independent Registered Public Accounting Firm	Attached

EX-99.(l)(i)	Letter of Understanding dated January 25, 1993	*

EX-99.(p)(i)	Code of Ethics dated May 2010	Attached

EX-99.(q)(i)	Power of Attorney dated July 15, 2010	Attached

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* Incorporated by reference

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